Lines of Credit	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Lines of Credit
Lines of Credit
Our available credit facilities amount to EUR 700.0 million as of December 31, 2015 and as of December 31, 2014. No amounts were outstanding under these credit facilities at the end of 2015 and 2014. The amounts available at December 31, 2015 and 2014 consisted of one EUR 700 million committed revolving credit facility with a group of banks. In 2015, the terms and conditions of the facility were amended by, among other things, removing the financial covenant and by extending the maturity until 2020. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on our credit rating.